Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes payable [Abstract]
Income taxes payable	$ 565,506	$ 539,437
VAT and other tax payable	133,429	330,476
Totals	$ 698,935	$ 869,913